Software Development Costs, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Software development costs, net	$ 46,433	$ 36,960
Payments to develop software	20,103	22,423
Software costs amortized	10,876	7,832	$ 7,195
Net realizable value software costs	$ 1,327	$ 1,159	$ 65
Remaining amortization period	3 years 2 months 12 days	3 years 2 months 12 days
Internet Domain Names [Member]
Software development costs, net	$ 2,676	$ 1,797